Schedule of classification of financial instruments (Details)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
Financial Assets, Cash	Assets at amortized cost
Financial Assets, Amounts receivable	Assets at amortized cost
Financial Assets, Unbilled revenue	Assets at amortized cost
Financial Assets, Investments	Financial assets at fair value through profit and loss
Financial Liabilities, Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Financial Liabilities, Bank loan	Financial liabilities at amortized cost
Financial Liabilities, Long-term project financing	Financial liabilities at amortized cost
Financial Liabilities, Long-term government loans	Financial liabilities at amortized cost
Financial Liabilities, Loan payable	Financial liabilities at amortized cost
Financial Liabilities, Lease obligations under finance leases	Financial liabilities at amortized cost